Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Provision for (Benefit from) Income Taxes

The income tax rate was 21% for the periods presented. The sources of the difference are as follows:

	Three Months Ended
	March 31, 2021 (Unaudited)	March 31, 2020 (Unaudited)
Expected tax at 21%	$(68,909)	$(27,627)
Non-deductible stock-based compensation	11,474	-
Non-deductible derivative liability expense	33,167	2,668
Non-deductible amortization of debt discounts	4,268	1,027
Non-deductible loss on conversions of convertible notes payable	-	-
Increase (decrease) in Valuation allowance	20,000	23,932
Provision for (benefit from) income taxes	$-	$-

The sources of the difference are as follows:

	Year Ended
	December 31, 2020	December 31, 2019
Expected tax at 21%	$(153,840)	$(19,399)
Non-deductible stock-based compensation	57,151	-
Non-taxable derivative liability income	(16,077)	-
Non-deductible loss on conversions of convertible notes payable	28,982	-
Non-deductible amortization of debt discounts	24,495	-
Increase (decrease) in Valuation allowance	59,289	19,399
Provision for (benefit from) income taxes	$-	$-